Schedule of consolidated financial statement reflect the activities of entities (Details) (Parenthetical) - USD ($)	Dec. 30, 2024	Dec. 31, 2025	Apr. 30, 2025	Feb. 17, 2025
EHHL [Member] | EUDA Health Malaysia Sdn Bhd (“CKHP”) [Member]
Ownership percentage		93.00%		93.00%
Fortress Cove Limited (“Fortress Cove”) [Member] | EUDA Health Malaysia Sdn Bhd (“CKHP”) [Member]
Ownership percentage		7.00%		7.00%
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) [Member] | Merlion Club Limited [Member]
Equity interest sold percentage	100.00%
Consideration amount	$ 1
Weith Management Limited (“Weith”) [Member]
Equity interest acquired percentage			100.00%